Cash Flow Adjustments and Changes in Working Capital	6 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital	Cash Flow Adjustments and Changes in Working Capital

	Six Months Ended December 31
Non-cash adjustments	2025 £’000	2024 £’000
Depreciation, amortisation and impairment of non-financial assets	20,785	24,133
Interest income	(1,249)	(720)
Interest expense	6,386	5,604
Unrealised foreign exchange gain	(567)	(2,493)
Grant income	(1,435)	(923)
Research and development tax credit	(485)	(271)
Share-based compensation expense	14,176	21,965
Fair value movement on contingent consideration	(169)	(1,871)
Fair value movement of financial liabilities	(2)	25
Loss on disposal of non-current assets (tangibles and intangibles)	225	688
Loss on disposal of right-of-use asset	—	70
Total non-cash adjustments	37,665	46,207

	Six Months Ended December 31
Net changes in working capital	2025 £’000	2024 £’000
Decrease in trade and other receivables	15,350	700
Decrease in trade and other payables	(4,672)	(13,416)
Total changes in working capital	10,678	(12,716)